Schedule of Investments
November 30, 2023 (unaudited)
Monteagle Enhanced Equity

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 57.15%

Automobiles & Components - 2.32%
Borgwarner, Inc.			9,200	309,948

Chemicals - 2.29%
Dow, Inc.			5,900	305,325

Communication Services - 2.42%
Liberty Formula One Group (2)			5,100	324,666

Consumer Services - 2.10%
McDonald's Corp.			1,000	281,840

Data & Transaction Processing - 3.40%
MasterCard, Inc. Class A (2)			1,100	455,213

Defense Primes - 2.92%
RTX Corp.			4,800	391,104

Electric Utilities - 2.23%
NextEra Energy, Inc.			5,100	298,401

Food, Beverage & Tobacco - 5.75%
Coca-Cola Co.			7,100	414,924
Mondelez International, Inc. Class A			5,000	355,300

				770,224

Health Care Equipment & Services - 2.53%
Humana, Inc.			700	339,402

Mass Merchants - 2.91%
Walmart, Inc.			2,500	389,225

Medical Instruments & Equipment - 2.59%
Thermo Fisher Scientific, Inc.			700	347,032

Oil & Gas - 3.54%
Cheniere Energy, Inc.			2,600	473,590

Pharmaceuticals, Biotechnology & Life Science - 2.98%
AbbVie, Inc.			2,800	398,692

Radio Telephone Communications - 3.03%
T-Mobile US, Inc.			2,700	406,215

Real Estate Management & Development - 2.85%
Ares Management Corporation (2)			3,400	381,650

Software & Services - 5.64%
Salesforce.com, Inc. (2)			3,000	755,700

Technology Hardware & Equipment - 4.96%
Apple, Inc. (2)			3,500	664,825

Telecommunication Services - 2.69%
Verizon Communications, Inc.			9,400	360,302

Total Common Stock			(Cost $ 7,782,088)	7,653,354

Real Estate Investment Trusts - 5.32%

Prologis, Inc.			3,400	390,762
SBA Communications Corp.			1,300	321,048

Total Real Estate Investment Trusts			(Cost $ 770,542)	711,810

Money Market Registered Investment Companies - 4.54%

Federated Hermes Government Obligations Fund - Institutional Class 5.23% (3)			607,979	607,979

Total Money Market Registered Investment Companies			(Cost $ 607,979)	607,979

Total Investments - 67.01%			(Cost $ 8,882,630)	8,973,143

Other Assets less Liabilities - 32.99%				4,417,647

Total Net Assets - 100.00%				13,390,790

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Cheniere Energy, Inc., Strike $177.50	-26	12/1/2023	(461,500)	(10,400)
Salesforce, Inc., Strike $230.00	-30	12/1/2023	(690,000)	(64,800)

Total Call Options Written	-56		(1,151,500)	(75,200)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$8,973,143	$0
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$8,973,143	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2023.